Consolidated Statements of Operations and Comprehensive Loss - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net revenues		¥ 3,473,139	¥ 3,301,418	¥ 2,679,059
Cost and Operating expenses:
Cost of revenues		(3,314,377)	(3,161,193)	(2,536,746)
Selling and marketing expenses		(79,501)	(111,454)	(138,970)
General and administrative expenses		(107,857)	(139,385)	(69,350)
Research and development expenses		(37,947)	(57,167)	(49,946)
Total cost and operating expenses		(3,539,682)	(3,469,199)	(2,795,012)
Operating loss		(66,543)	(167,781)	(115,953)
Other expenses:
Interest income		6,037	5,398	1,890
Interest expense		(838)	(1,446)	(3,303)
Foreign exchange gains/(losses)		(2,810)	(2,546)	13,409
Government grants		887	12,371	20,314
Changes in fair value of warrant		2,634	1,702	(196)
Changes in fair value of amounts due to related party		(757)	(7,524)	(6,451)
Others, net		(137)	(127)	(1,253)
Loss before income tax		(61,527)	(159,953)	(91,543)
Income tax benefit		291	363	521
Net loss		(61,236)	(159,590)	(91,022)
Accretions to preferred shares redemption value			(762,169)	(188,271)
Net loss attributable to the Cheche’s ordinary shareholders		(61,236)	(921,759)	(279,293)
Net loss		(61,236)	(159,590)	(91,022)
Other comprehensive income
Foreign currency translation adjustments, net of nil tax		4,739	1,621	8,207
Fair value changes of amounts due to related party due to own credit risk		197	(405)	(476)
Total other comprehensive income		4,936	1,216	7,731
Total comprehensive loss		(56,300)	(158,374)	(83,291)
Accretions to preferred shares redemption value			(762,169)	(188,271)
Comprehensive loss attributable to the Cheche’s ordinary shareholders		¥ (56,300)	¥ (920,543)	¥ (271,562)
Net loss attributable to the Cheche’s ordinary shareholders per share
Basic		¥ (0.78)	¥ (20.30)	¥ (8.79)
Diluted		¥ (0.78)	¥ (20.30)	¥ (8.79)
Weighted average number of ordinary shares*
Basic	[1]	78,043,661	45,415,205	31,780,394
Diluted	[1]	78,043,661	45,415,205	31,780,394
Share-based compensation expenses included in		¥ (33,869)	¥ (109,983)	¥ (16,208)
Cost of revenues		(12)	(191)	(11)
Selling and marketing expenses		(5,690)	(30,688)	(9,124)
General and administrative expenses		(26,272)	(67,519)	(6,668)
Research and development expenses		¥ (1,895)	¥ (11,585)	¥ (405)

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).